Pension and other post-employment benefits - Schedule of changes in fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [table]
Opening balance	€ 3,583
Interest income	(4)	€ (4)	€ (3)
Closing balance	3,671	3,583
Plan assets [member]
Disclosure of fair value of plan assets [table]
Opening balance	3,583	3,377
Interest income	37	50
Remeasurements: Return on plan assets excluding amounts included in interest income	2	246
Employer's contribution	26	170
Participants' contributions	2	2
Benefits paid	(136)	(128)
Exchange rate differences	158	(134)
Closing balance	3,671	3,583	€ 3,377
Actual return on the plan assets	€ 39	€ 296